Long-term Investments - Summary of Long Term Investments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Summary of Investment Holdings [Line Items]
Beginning balance	¥ 66,716		¥ 76,688	¥ 77,305
Additions	16,713
Share of earnings/(loss) of an equity method investee	(40)	$ (6)	1,535	417
Fair value change	(37)		62	(257)
Realized gain/(loss)	0		0	78
Exchange adjustments	(15)		(153)	19
Disposal				(874)
Distribution from and capital reduction of equity investees			(11,416)
Distribution from equity investees	(1,408)
Capital reduction of equity investees	(16,917)
Ending balance	65,012	$ 9,297	66,716	76,688
Equity investments measured under measurement alternative [Member]
Summary of Investment Holdings [Line Items]
Beginning balance	33,695		33,695	33,695
Capital reduction of equity investees	(12,500)
Ending balance	21,195		33,695	33,695
Equity Method [Member]
Summary of Investment Holdings [Line Items]
Beginning balance	32,285		42,166	41,749
Additions	16,713
Share of earnings/(loss) of an equity method investee	(40)		1,535	417
Exchange adjustments	93
Distribution from and capital reduction of equity investees			(11,416)
Distribution from equity investees	(1,408)
Capital reduction of equity investees	(4,417)
Ending balance	43,226		32,285	42,166
Investment accounted for at fair value [Member]
Summary of Investment Holdings [Line Items]
Beginning balance				808
Fair value change				0
Realized gain/(loss)				78
Exchange adjustments				(12)
Disposal				(874)
Equity investments measured under NAV practical expedient [Member]
Summary of Investment Holdings [Line Items]
Beginning balance	736		827	1,053
Share of earnings/(loss) of an equity method investee
Fair value change	(37)		62	(257)
Exchange adjustments	(108)		(153)	31
Ending balance	¥ 591		¥ 736	¥ 827